AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 2016.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 227	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 228	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

K&L Gates LLP

70 W. Madison St., Suite 3100

Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 20, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 227 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 20, 2016 as the new effective date for Post-Effective Amendment No. 34 to the Trust’s Registration Statement, which was filed on April 20, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 44, 48, 52, 57, 65, 72, 77, 81, 86, 91, 95, 99, 103, 107, 112, 115, 120, 123, 127, 130, 134, 140, 145, 150, 154, 157, 160, 162, 165, 168, 173, 176, 179, 182, 187, 190, 192, 195, 197, 200, 203, 207, 210, 214, 218 and 222 to the Trust’s Registration Statement filed on July 23, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014, December 23, 2014, January 21, 2015, February 19, 2015, March 20, 2015, April 17, 2015, May 15, 2015, June 12, 2015, July 10, 2015, August 7, 2015, September 4, 2015, October 2, 2015, October 30, 2015, November 27, 2015, December 23, 2015 and January 21, 2016, respectively. This Amendment relates solely to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 34 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 183 to the Trust’s Registration Statement, which was filed on February 26, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 19th day of February, 2016.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Title: Daniel E. Draper, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	February 19, 2016
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	February 19, 2016
Steven M. Hill

/s/ Anna Paglia	Secretary	February 19, 2016
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	February 19, 2016
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 19, 2016
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 19, 2016
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 19, 2016
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	February 19, 2016
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	February 19, 2016
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	February 19, 2016
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	February 19, 2016
Donald H. Wilson

*By: /s/ Anna Paglia		February 19, 2016
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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